Document and Entity Information	12 Months Ended
Jan. 31, 2019 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jan. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	DOOO
Entity Registrant Name	BRP INC.
Entity Central Index Key	0001748797
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Subordinate voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	43,040,023
Multiple voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,101,384